Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025
Current assets
Cash	$ 14,069	$ 23,375
Amounts receivable and prepaids, net	14,772	11,758
Derivative asset	7,796	1,300
Investments	12,122	24,136
Digital currencies	42,101	181,146
Total current assets	90,860	241,715
Plant and equipment, net	469,325	202,848
Long term receivables, net	5,192	6,602
Deposits, net	54,496	74,887
Right of use assets	4,122	5,546
Total assets	623,995	531,598
Current liabilities
Accounts payable and accrued liabilities	36,074	15,377
Convertible loan	0	1,871
Current portion of lease liability	2,548	2,645
Acquisition loan payable	0	31,000
Current portion of loans payable	1,460	2,792
Term loan	2,488	3,558
Warrant liability	1,344	760
Current income tax liability	8,375	7,954
Total current liabilities	52,289	65,957
Loans payable	9,828	10,200
Lease liability	1,755	3,095
Deferred tax liability	853	3,209
Total liabilities	64,725	82,461
Equity
Share capital	0	0
Additional paid in capital	897,030	716,708
Accumulated other comprehensive income	8,210	6,291
Accumulated deficit	(345,970)	(273,862)
Total equity	559,270	449,137
Total liabilities and equity	$ 623,995	$ 531,598